Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	May 07, 2021
Entity Registrant Name	Starboard Investment Trust
Entity Central Index Key	0001464413
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 07, 2021
Document Effective Date	May 07, 2021
Prospectus Date	May 07, 2021
Adaptive Growth Opportunities ETF | Adaptive Growth Opportunities ETF
Prospectus:
Trading Symbol	AGOX